CONVERTIBLE DEBT (Details) $ / shares in Units, ₽ in Millions			12 Months Ended
	Mar. 03, 2020 RUB (₽) D shares	Mar. 03, 2020 USD ($) D	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2021 USD ($)	Mar. 03, 2020 USD ($) $ / shares shares
CONVERTIBLE DEBT
Value Of Share Exceeding Specified Percentage Of Prevailing Conversion Price, Limitation, Notes Redeemed Prior To Maturity	130.00%						130.00%
Percentage of shares previously redeemed or converted prior to maturity	85.00%						85.00%
Carrying value of the Notes
Total convertible debt			₽ 85,835		₽ 83,277	$ 1,155,400,000
Interest expenses related to the amortization of the debt discount and issuance expenses			2,213	$ 29,800,000	1,668
Interest expenses related to the contractual interest coupon, amortization of the debt discount and issuance expenses			₽ 691	$ 9,300,000	₽ 572
Effective interest rate on the liability component (as a percent)			3.40%		3.20%	3.40%
0.75% convertible senior notes
CONVERTIBLE DEBT
Aggregate principal amount	₽ 82,909						$ 1,250,000,000.0
Interest rate (as a percent)	0.75%		0.75%		0.75%	0.75%	0.75%
Initial conversion rate, Class A shares received	16.65	16.65
Principal amount used for debt instrument conversion ratio | $							$ 1,000
Nominal value of bond | $							$ 200,000
Number of shares per bond | shares	3,329						3,329
Suspension of trading, number of days	5	5
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price as a condition for conversion of Notes	20	20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days as a condition for conversion of Notes	30	30
Arithmetic mean of parity value of notes | $ / shares							$ 0.26
Net proceeds from the sale of Notes	₽ 82,050	$ 1,237,000,000.0
Debt issuance costs	869	13,100,000
Debt issuance costs allocated to additional paid-in capital	93	$ 1,400,000
Debt issuance costs deferred to be amortized to interest expense over the term of Notes	776						$ 11,700,000
Carrying value of the liability component of debt	₽ 74,055						1,116,500,000
Discount rate for computing present value of the liability component (as a percent)	3.059%	3.059%
Value of equity component of debt	₽ 8,854						$ 133,500,000
Tax effect of the value of the equity component	₽ 1,971	$ 29,700,000
Carrying value of the Notes
0.75% Convertible Senior Notes due March 2025			₽ 92,866		₽ 92,344	$ 1,250,000,000
Unamortized debt issuance cost			(554)		(724)	(7,400,000)
Total convertible debt			85,835		83,277	1,155,400,000
Unamortized debt discount			₽ 6,477		₽ 8,343	$ 87,200,000
Remaining life of the Notes			3 years 3 months 18 days	3 years 3 months 18 days
Minimum consent of holders required percentage			75.00%			75.00%
Number of days to repay the Note as obligation			14 days	14 days
0.75% convertible senior notes | Common Class A
CONVERTIBLE DEBT
Conversion rate	60.0751%	60.0751%